Financial Information of L-3 Communications and Its Subsidiaries - Condensed Combining Statements of Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 27, 2013	Jun. 28, 2013	Mar. 29, 2013	Dec. 31, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net sales									$ 12,629	$ 13,146	$ 13,158
Cost of sales									(11,371)	(11,795)	(11,716)
Impairment charge											(43)
Operating (loss) income	324	314	307	313	364	331	331	325	1,258	1,351	1,399
Interest expense									(177)	(184)	(204)
Interest and other income (expense), net									15	8
Debt retirement charge										(13)	(35)
(Loss) income from continuing operations before income taxes									1,096	1,162	1,160
Benefit (provision) for income taxes									(309)	(374)	(296)
Equity in net income of consolidated subsidiaries
Income from continuing operations	199	208	186	194	215	195	191	187	787	788	864
Income from discontinued operations, net of income tax										32	104
Net income									787	820	968
Net income attributable to noncontrolling interests									(9)	(10)	(12)
Net income attributable to L-3	196	204	185	193	212	192	205	201	778	810	956
Comprehensive income attributable to L-3									1,218	714	758
L-3 Communications Holdings, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales
Cost of sales									(59)	(59)	(57)
Impairment charge
Operating (loss) income									(59)	(59)	(57)
Interest expense									(21)	(21)	(23)
Interest and other income (expense), net
Debt retirement charge
(Loss) income from continuing operations before income taxes									(80)	(80)	(80)
Benefit (provision) for income taxes									22	26	20
Equity in net income of consolidated subsidiaries									836	864	1,016
Income from continuing operations										810	956
Income from discontinued operations, net of income tax
Net income									778	810	956
Net income attributable to noncontrolling interests
Net income attributable to L-3									778	810	956
Comprehensive income attributable to L-3									1,218	714	758
L-3 Communications Corporation [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales									3,839	3,747	3,735
Cost of sales									(3,556)	(3,434)	(3,335)
Impairment charge											(43)
Operating (loss) income									283	313	357
Interest expense									(176)	(183)	(201)
Interest and other income (expense), net									10	11	14
Debt retirement charge										(13)	(35)
(Loss) income from continuing operations before income taxes									117	128	135
Benefit (provision) for income taxes									(33)	(39)	(34)
Equity in net income of consolidated subsidiaries									694	689	751
Income from continuing operations										778	852
Income from discontinued operations, net of income tax										32	104
Net income									778	810	956
Net income attributable to noncontrolling interests
Net income attributable to L-3									778	810	956
Comprehensive income attributable to L-3									1,218	714	758
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales									6,805	7,506	7,573
Cost of sales									(6,093)	(6,752)	(6,853)
Impairment charge
Operating (loss) income									712	754	720
Interest expense											(1)
Interest and other income (expense), net										(5)	(15)
Debt retirement charge
(Loss) income from continuing operations before income taxes									712	749	704
Benefit (provision) for income taxes									(201)	(241)	(180)
Equity in net income of consolidated subsidiaries
Income from continuing operations										508	524
Income from discontinued operations, net of income tax
Net income									511	508	524
Net income attributable to noncontrolling interests
Net income attributable to L-3									511	508	524
Comprehensive income attributable to L-3									510	510	514
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales									2,372	2,276	2,190
Cost of sales									(2,109)	(1,992)	(1,868)
Impairment charge
Operating (loss) income									263	284	322
Interest expense									(1)	(1)	(5)
Interest and other income (expense), net									5	2	4
Debt retirement charge
(Loss) income from continuing operations before income taxes									267	285	321
Benefit (provision) for income taxes									(75)	(94)	(82)
Equity in net income of consolidated subsidiaries
Income from continuing operations										191	239
Income from discontinued operations, net of income tax
Net income									192	191	239
Net income attributable to noncontrolling interests
Net income attributable to L-3									192	191	239
Comprehensive income attributable to L-3									166	219	218
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales									(387)	(383)	(340)
Cost of sales									446	442	397
Impairment charge
Operating (loss) income									59	59	57
Interest expense									21	21	26
Interest and other income (expense), net											(3)
Debt retirement charge
(Loss) income from continuing operations before income taxes									80	80	80
Benefit (provision) for income taxes									(22)	(26)	(20)
Equity in net income of consolidated subsidiaries									(1,530)	(1,553)	(1,767)
Income from continuing operations										(1,499)	(1,707)
Income from discontinued operations, net of income tax
Net income									(1,472)	(1,499)	(1,707)
Net income attributable to noncontrolling interests									(9)	(10)	(12)
Net income attributable to L-3									(1,481)	(1,509)	(1,719)
Comprehensive income attributable to L-3									$ (1,894)	$ (1,443)	$ (1,490)